(OPPENHEIMER GOLD & SPECIAL MINERALS FUND)
OPPENHEIMER GOLD & SPECIAL MINERALS FUND
Supplement dated February 27, 2012 to the
Prospectus dated October 28, 2011

This supplement amends the Prospectus of Oppenheimer Gold & Special Minerals Fund (the "Fund") dated October 28, 2011 and is in addition to the supplement dated February 1, 2012.

The table titled "Annual Fund Operating Expenses" and the footnotes that immediately follow it, on page 3, have been deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (OPPENHEIMER GOLD & SPECIAL MINERALS FUND)		Class A	Class B	Class C	Class N	Class Y
Management Fees	[1]	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and/or Service (12b-1) Fees		0.24%	1.00%	1.00%	0.50%
Other Expenses of the Fund		0.35%	0.34%	0.22%	0.34%	0.38%
Other Expenses of the Subsidiary		none	none	none	none	none
Total Other Expenses		0.35%	0.34%	0.22%	0.34%	0.38%
Total Annual Fund Operating Expenses		1.22%	1.97%	1.85%	1.47%	1.01%
Fee Waiver and Expense Reimbursement	[2]	(0.03%)	(0.01%)	(0.01%)	(0.02%)	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.19%	1.96%	1.84%	1.45%	0.97%
[1]	"Management Fees" reflects the gross management fees paid to the Manager by the Fund and the gross management fee of the Subsidiary.
[2]	The Manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Manager unless termination is approved by the Fund's Board of Trustees. The Fund's transfer agent has voluntarily agreed to limit its fees for Classes B, C, N and Y to 0.35% of average annual net assets per class per fiscal year and to 0.30% of average annual net assets per fiscal year for Class A. These limitations may not be amended or withdrawn until one year after the date of this prospectus.

The table under the section titled "Example," on page 3, has been deleted in its entirety and replaced with the following:
If shares are redeemed:
Expense Example (OPPENHEIMER GOLD & SPECIAL MINERALS FUND) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	690	939	1,208	1,973
Class B	701	923	1,272	1,939
Class C	289	586	1,009	2,188
Class N	249	466	807	1,768
Class Y	99	319	557	1,239

If shares are not redeemed:
Expense Example, No Redemption (OPPENHEIMER GOLD & SPECIAL MINERALS FUND) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	690	939	1,208	1,973
Class B	201	623	1,072	1,939
Class C	189	586	1,009	2,188
Class N	149	466	807	1,768
Class Y	99	319	557	1,239

[1]	Expenses have been restated to reflect current fees.